Basis of Presentation	12 Months Ended
Dec. 31, 2025
Basis of Presentation
Basis of Presentation

(2)Basis of Presentation

The consolidated annual financial statements have been prepared on the basis of the accounting records of Grifols, S.A. and the entities included in the Group. The consolidated annual financial statements for the year 2025 and the comparative figures have been prepared in accordance with the International Financial Reporting Standards Accounting Standards as issued by the International Accounting Standards Board (IFRS‑IASB), which, for the purposes of the Group, are identical to the International Financial Reporting Standards as adopted by the European Union (EU‑IFRS) to present a true and fair view of the consolidated equity and consolidated financial position of Grifols, S.A. and its subsidiaries as of 31 December 2025, and of the consolidated results of operations, consolidated cash flows and consolidated changes in equity for the financial year then ended.

The Board of Directors of Grifols, S.A. estimate that he consolidated financial statements for fiscal year 2025, which were formulated on April, 16 2026, will be approved by the General Shareholders’ Meeting without any modifications.

The figures set out in these consolidated financial statements are stated in millions Euro, unless indicated otherwise.

These consolidated financial statements for 2025 show comparative figures for 2024 and 2023 from the consolidated statement of profit and loss, consolidated statement of comprehensive income, consolidated statement of changes in equity and consolidated statement of cash flows and their corresponding notes thereto. For the purposes of comparing the consolidated statement of profit and loss for 2025, 2024 and 2023 and the consolidated balance sheet for 2025 and 2024, the effects of the application new standards described in note 2 must be taken into account.

In accordance with the provision of section 357 of the Irish Companies Act 2014, the Company has irrevocably guaranteed all liabilities of an Irish subsidiary undertaking, Grifols Worldwide Operations Limited (Ireland) (see Appendix I), for the financial year ended 31 December 2025 as referred to in subsection 1(b) of that Act, for the purposes of enabling Grifols Worldwide Operations Limited to claim exemption from the requirement to file their own financial statements in Ireland.

a)    Relevant accounting estimates, assumptions and judgments used when applying accounting principles

The preparation of the consolidated financial statements in accordance with International Financial Reporting Standards as adopted by the European Union (EU-IFRS) requires Management to make judgments, estimates and assumptions that affect the application of the Group’s accounting policies and, consequently, the reported amounts of assets, liabilities, income and expenses.

These estimates and assumptions are based on the best information available at the date of preparation of the consolidated financial statements and on the Group’s historical experience, as well as on reasonable expectations regarding the future development of the economic, regulatory, technological and market environment in which the Group operates. However, given the inherently subjective nature of certain estimates, actual results may differ from those estimates, which could have a significant effect on the consolidated financial statements in future periods.

The most relevant accounting estimates and the most significant judgments applied by Management in the preparation of the consolidated financial statements are detailed below.

Critical accounting estimates

●	Recoverable amount of non-current assets, useful lives and goodwill, and fair value in business combinations or corporate transactions.

The accounting for non-current assets and goodwill requires the application of significant estimates and judgments, both at initial recognition and in subsequent measurement.

In particular, the Group is required to estimate (i) the useful lives of tangible and intangible assets, (ii) the recoverable amount of the non-current assets when there are indicators of impairment and, at least annually in the case of assets with indefinite useful lives and goodwill, (iii) the fair value of the non-current assets recognised in business combinations or in corporate transactions that involve a change of control or significant influence.

i)Property, plant and equipment and intangible assets: useful lives

The determination of the useful lives of property, plant and equipment and intangible assets is based on the estimation of the period over which such assets are expected to generate economic benefits for the Group. This assessment requires consideration of legal, technological, functional and economic factors, such as:

●	expected technological developments,
●	commercial life cycles of pharmaceutical products,
●	changes in regulatory frameworks, where applicable, and
●	the frequency of use of the assets and their physical wear and tear.
ii)Property, plant and equipment, intangible assets and investments in associates: recoverable amount

The Group also assesses whether there are any indicators of impairment for its amortising non-current assets and, when such indicators are identified, estimates the recoverable amount of those assets. When the recoverable amount is lower than the carrying amount, the Group recognises an impairment loss.

In identifying indicators of impairment, the Group considers, among others, the following internal and external factors:

●	developments in the macroeconomic environment,
●	changes in the regulatory framework,
●	increased competition,
●	technological obsolescence,
●	cancellation or delay of research and development projects,
●	deterioration in the commercial performance of certain products, and
●	significant changes in the business model.

These factors may affect both the expected amount of future cash flows and the timing of their generation.

In the case of intangible assets with indefinite useful lives, the recoverable amount is determined annually (Note 4(g)).

iii)Goodwill and cash-generating units (CGUs): recoverable amount

Goodwill is not amortized and is tested for impairment, at least annually, at the level of the cash-generating units (CGUs) to which it has been allocated.

The determination of the recoverable amount of a CGU primarily requires:

●	The preparation of future cash flow projections based on approved business plans, which include assumptions such as: (i) sales growth, (ii) expected operating margins, (iii) future investment plans and requirements.
●	The determination of the success of research and development projects - understood as the probability that the final outcome of a clinical trial will be successful - as well as the perpetual growth rates and the appropriate discount rates that reflect the inherent risks of the business.

In the pharmaceutical industry, these assumptions are influenced by factors such as the development of the product pipeline, the results of clinical trials, the obtaining of regulatory approvals, the expected commercial life of products, the emergence of substitute products and changes in pricing policies, among others.

Given the inherently uncertain nature of many of the assumptions used, reasonably possible changes in key estimates could give rise to significant impacts on the carrying amounts of these assets in future periods. For this reason, the Group periodically reviews the appropriateness of the assumptions applied and their alignment with the strategic plan approved by Management and with the environment in which it operates. In this regard, sensitivity analyses are presented in the most relevant cases (Note 6).

iv)Fair value in business combinations and initial recognition of assets

In business combinations, the Group determines the fair value of the assets acquired and liabilities assumed at the acquisition date.

This process first requires judgment in identifying the assets and liabilities that arise and are recognised at the time of the business combination, such as:

●	intangible assets related to product portfolio or to products under development,
●	customer relationships,
●	technology assets, and
●	contingent liabilities.

Subsequently, the fair value of the assets and liabilities identified in the business combination is estimated, which involves the use of valuation techniques and the application of relevant assumptions, particularly in relation to:

●	projections of future cash flows,
●	success rates and launch timelines for products under development,
●	discount rates,
●	long-term growth rates, and
●	the economic useful lives of the identified assets.

These estimates are particularly relevant in the valuation of intangible assets associated with product portfolio, products under development, technologies and commercial relationships, where the assumptions would be significantly affected, among other factors, by the clinical and commercial success of the products, changes in the regulatory and economic environment and the launch of competing products (Notes 3 and 4(a)).

v)Retained interests after corporate transactions

As a result of a corporate transaction – for example, when significant influence is lost but an interest is retained, or when control is obtained over an investment that was previously classified as an associate – the fair value of the retained interest or of the previously held interest must be determined at initial recognition.

When the entity is not listed, the determination of this fair value is performed using valuation techniques such as:

●	market multiples, or
●	discounted cash flow projections, for which relevant assumptions are applied to estimate long-term operating results, recurring investment levels in productive assets, discount rates and perpetual growth rates.

These variables are highly influenced by the future evolution of the economic, competitive, regulatory and technological environment, which implies a significant degree of judgment in their determination.

●	Capitalisation of development costs as an intangible asset

The Group capitalises development costs when the criteria set out in IAS 38 are met, which requires significant judgment by Management.

The key criteria in this area are the technical feasibility of the product, the Group’s ability to commercially exploit the developments, and the expectation that they will generate sufficient future economic benefits to recover the carrying amount of the capitalised assets (Note 4(d)).

●	Valuation of inventories and assessment of their recoverability

Inventories are measured at the lower of cost and net realisable value. This assessment depends on factors such as:

–	annual regulatory certifications,
–	commercial and regulatory changes affecting selling prices,
–	the launch of substitute products by competitors,
–	the expected evolution of product demand over the next 12 months, and
–	product life cycles.

Management periodically assesses the recoverability of inventories and records the necessary write-downs when there is evidence of obsolescence or when the carrying amount exceeds net realisable value.

●	Deferred taxes and uncertain tax positions

The recognition of deferred tax assets, mainly in respect of tax losses and deductible temporary differences, requires the determination of future taxable profits, the estimation of the timing at which such assets will become deductible and the expected timing of the reversal of deferred tax liabilities. This assessment is based on the Group’s tax planning within the applicable regulatory framework (Note 4(q)).

In addition, the determination of income tax expense requires significant judgment in relation to the interpretation of the tax legislation in force in the different jurisdictions in which the Group operates, assessing the probability that the tax authorities will accept the positions adopted and estimating the amount that, where applicable, should be recognised as a contingent liability (Note 28).

●	Provisions and contingent liabilities

The Group recognises provisions when there is a present obligation, whether legal or implicit, arising from past events, the settlement of which is probable to require an outflow of resources and can be reliably estimated. The amount of the provision represents the Group’s best estimate of the expenditure required to settle the corresponding obligation.

The determination of this amount involves significant judgment and the use of estimates that take into account:

–	the best information available at the reporting date, including the assessment of the probability of occurrence of the event,
–	the opinion of independent experts, where appropriate, and
–	the evaluation of legal, tax, regulatory or contractual risks.

Due to the uncertainty inherent in these estimates, the actual outflows may differ from the amounts initially recognised (Notes 18 y 29).

●	Valuation of financial instruments

The determination of the fair value of certain financial instruments requires the use of valuation techniques that incorporate assumptions relating to observable and unobservable market variables, such as interest rates, foreign exchange rates, volatility and the credit risk of the counterparties. When quoted prices in active markets are not available, these valuations involve a higher degree of estimation and judgment (Notes 29 y 30).

In the case of call options over equity interests, the valuation model is based on the following elements:

–	fair value of the shares,
–	exercise price,
–	risk-free interest rate,
–	term of the option,
–	volatility, and
–	dividend yield.

The Group does not recognise any asset in respect of the valuation of financial instruments corresponding to call options over equity interests, as the amounts are not significant, given the wide range of positive variability in the estimates (Note 29).

These estimates may be affected by changes in market conditions and in the financial environment, among other factors.

●	Determination of rebates and chargebacks in the United States

The mechanism of chargeback discounts in the United States does not depend solely on the Group’s sales to the wholesale distributor, but also on the type of end customer to whom the wholesaler subsequently sells the product in the United States. Distributors are responsible for applying the chargeback only at the time of sale to the end customer, and the discount percentage varies significantly depending on the category of customer. End customers are grouped into categories with very different discount levels; for example, the governmental customer category generates significantly higher discounts than other categories.

Accordingly, the provision for chargebacks is recognised at the time of sale to the distributor and its estimation is based on historical settlement experience, the applicable contractual terms, the level of inventory held by distributors and the application of different discount levels depending on the expected mix of end customers to whom the distributor will sell the product (Note 4(p)).

Small changes in the assumptions used may have a significant impact on the revenue recognised.

Key judgments in the application of accounting policies

●	Assessment of control over investees

The determination of whether or not the Group controls an investee requires significant judgment and is not based solely on holding an ownership interest in excess of 50.01%.

For this purpose, the Group analyses factors such as:

–	existing voting rights that provide a majority in relevant decision-making,
–	potential voting rights, considering those that are exercisable at the reporting date (Nota 29(c)),
–	rights arising from contractual arrangements and shareholders’ agreements,
–	the ability to direct the relevant activities, and
–	exposure to variable returns.

In the entities listed below, although the Group holds ownership interests of less than 50.01%, they are fully consolidated, mainly due to contractual arrangements and potential voting rights associated with call options that are (i) substantive, (ii) exercisable at the reporting date and (iii) financially feasible, which allows the conclusion that the Group has control (Note 17):

Entity	Ownership Interest
Haema GmbH (1)	—
BPC Plasma, Inc (1)	—
Plasmavita Healthcare GmbH (2)	50%
Grifols (Thailand) Pte Ltd (3)	48%
(1)	Potential voting rights associated with repurchase options — which are (i) substantive, (ii) exercisable at the reporting date and (iii) financially feasible — support the conclusion that control is retained over both entities.
(2)	Contractual arrangements between shareholders that grant a majority of decision‑making rights, and therefore control over the entity.
(3)	The percentage of voting shares held grants a majority of the voting rights and, consequently, control over the entity.
●	Assessment of significant influence

In general, significant influence is presumed when the Group holds an ownership interest of more than 20%. However, in determining whether significant influence exists, the Group considers not only the percentage of ownership and potential voting rights exercisable at the reporting date, but also qualitative factors such as representation on the Board of Directors, participation in key operating decisions such as approval of the business plan, dividend policy and budgets, as well as the involvement of management personnel with decision-making authority.

The investment listed below, in which the Group holds a 50.1% ownership interest, is accounted for using the equity method, as the contractual arrangements and governance structure limit the Group’s ability to control the entity but grant it the ability to influence its financial and operating policies (Note 10).

Entity	Ownership Interest
Grifols Canada Plasma, Inc. (formerly Canadian Plasma Resources Corporation)	50.1%

●	Classification of financial instruments as equity or liability

The classification of certain financial instruments as either equity instruments or financial liabilities requires the application of complex judgments, particularly when, under certain circumstances, they could give rise to a cash outflow for the Group (Note 15 y 19(d)).

●	Assessment of specific contractual obligations

In certain contracts, the Group must assess whether there are contractual or implicit obligations that give rise to the recognition of liabilities or to the reclassification of certain instruments. These assessments require a detailed analysis of the contractual terms and their economic substance.

In relation to the contractual obligations arising from the agreement entered into with Haier for the sale of 20% of the shares in Shanghai RAAS, it has been concluded that:(i) as of the reporting date, the probability of an outflow of resources to Haier is very low, since—based on the analysis of different scenarios—it is expected that Grifols will meet the aggregate EBITDA amount corresponding to the 2024–2028 periods of the Grifols Diagnostic Solutions Group (Note 29(d)); and (ii) there is no contractual obligation for the Company to use its “commercially reasonable efforts” to cause its investee, Grifols Diagnostic Solutions, Inc., to declare and distribute dividends to its shareholders.

●	Leases

Lease contracts in which Grifols acts as lessee include extension options or early termination options. The estimation of the lease term involves significant judgment in determining the total number of years to be included in the measurement of the lease asset and lease liability. This term is determined by considering the business plan approved by Management. Any subsequent change in the lease term could have a significant impact on the amounts of lease assets and lease liabilities already recognised (Note 4(f)).

●	Climate change and its potential impacts

The Group periodically analyses the physical and transition risks associated with climate change, considering international scenarios and the recommendations of the Task Force on Climate-related Financial Disclosures (TCFD). Based on the information currently available, no material impacts have been identified that would require adjustments to the financial statements; however, these judgments could change in the future as a result of regulatory, technological or market developments (Note).

No changes have occurred in the judgments applied in prior periods in relation to existing uncertainties.

The Group is also exposed to risks related to changes in interest rates and foreign exchange rates. Reference is made to the sensitivity analyses included in Note 30.

b)Changes in the scope of consolidation

Appendix I shows details of the percentages of direct or indirect ownership of subsidiaries by the Company at 31 December 2025, 2024 and 2023, as well as the consolidation method used in each case for preparation of the accompanying consolidated financial statements.

In 2025

i)	Business combinations or other acquisitions or increases in ownership interest in subsidiaries, joint arrangements and/or investments in associates:

	31/12/2025
						% total voting
				Consolidation	% voting rights	rights following
Name	Parent	Description	Date	method	acquired	acquisition (1)
Araclon Biotech S.L. (2)	Grifols Innovation and New Technologies Limited	Acquisition	March and December	Full consolidation	1.27%	77.12%
Biotest AG (2)	Grifols S.A. y Grifols Biotest Holdings, GmbH	Acquisition	February, June, September, October	Full consolidation	2.11%	99.25%
Biotest MidCo GmbH (formerly Blitz F25-957 GmbH) (2)	Grifols S.A.	Acquisition	March	Full consolidation	100.00%	100.00%
Biotest Management GmbH (formerly Blitz F25-958 GmbH) (2)	Biotest MidCo GmbH	Acquisition	March	Full consolidation	100.00%	100.00%
Grifols Canada Plasma, Inc. (formerly Canadian Plasma Resources Corporation)	Grifols Canada Plasma II Inc.	Acquisition	November	Equity method	50.10%	50.10%
(1)	Percentage corresponding to the direct and indirect stake of the next higher parent company in the subsidiary/associate.
(2)	See Note 17.
ii)	Decrease in ownership interests in subsidiaries, joint arrangements and/or investments in associates or other similar transactions:

	31/12/2025
						% total voting
					% voting rights	rights in entity
				Consolidation	disposed of or	following
Name	Parent	Description	Date	method	derecognized	disposal (1)
Biotest (UK) Ltd.	Grifols UK Ltd.	Merged	February	Full consolidation	100.00%	—%
Medcom Advance, S.A.	Grifols Innovation and New Technologies Limited	Dissolved	February	Equity method	45.00%	—%
Biotek America LLC (“ITK JV”)(2)	Grifols Bio North America LLC	Dissolved	February	Joint operation	75.00%	—%
Grifols Pyrenees Research Center, S.L.	Grifols Innovation and New Technologies Limited	Dissolved	March	Full consolidation	100.00%	—%
Grifols Colombia, Ltda	Grifols, S.A.	Dissolved	December	Full consolidation	100.00%	—%
(1)	Percentage corresponding to the direct and indirect stake of the next higher parent company in the subsidiary/join operation.
(2)	In February 2025, the contractual agreement that provided the Group joint control over Biotek America LLC — previously classified as a joint operation — came to an end. Consequently, from that date onwards, the Group ceased recognizing its share of the assets, liabilities, income, and expenses associated with said joint operation (see Note 10).

In 2024:

i)	Business combinations or other acquisitions or increases in ownership interest in subsidiaries, joint arrangements and/or investments in associates.:

	31/12/2024
						% total voting
				Consolidation	% voting rights	rights following
Name	Parent	Description	Date	method	acquired	acquisition (1)
Grifols Pyrenees Research Center, S.L.	Grifols Innovation and New Technologies Limited	Acquisition	July	Full consolidation	20.00%	100.00%
Haema Plasma Kft.	Grifols Worldwide Operations Limited	Acquisition	October	Full consolidation	—%	100.00%
Grifols Malaysia SDN BHD (2)	Grifols Asia Pacifit Pte Ltd	Acquisition	October	Full consolidation	51.00%	100.00%
(1)	Percentage corresponding to the direct and indirect stake of the next higher parent company in the subsidiary.
(2)	The Group acquired 51% of Grifols Malaysia Sdn Bhd in November 2024; however, it already held the majority of the economic and voting rights by virtue of the shareholders’ agreement and a pledge over the shares.
ii)	Decrease in ownership interests in subsidiaries, joint arrangements and/or investments in associates or other similar transactions:

	31/12/2024
						% total voting
					% voting rights	rights in entity
				Consolidation	disposed of or	following
Name	Parent	Description	Date	method	derecognized	disposal (1)
Biotest Italy, S.R.L.	Grifols Italia, S.p.A.	Merged	January	Full consolidation	100.00%	—%
Biotest Medical, S.L.U.	Grifols Movaco, S.A.	Merged	January	Full consolidation	100.00%	—%
Biotest Farmaceutica LTDA	Grifols Brasil Ltda.	Merged	January	Full consolidation	100.00%	—%
Biotest France SAS	Grifols France S.A.R.L.	Merged	January	Full consolidation	100.00%	—%
Mecwins, S.A.	Progenika Biopharma, S.A.	Reclassification due to loss of significant influence	December	Equity method	24.59%	—%

In 2023:

i)	Business combinations or other acquisitions or increases in ownership interest in subsidiaries, joint arrangements and/or investments in associates:

	31/12/2023
						% total voting rights
				Consolidation	% voting rights	following
Name	Parent	Description	Date	method	acquired	acquisition (1)
Kiro Grifols, S.L.	Grifols, S.A.	Acquisition	July	Full consolidation	10.00%	100.00%
AlbaJuna Therapeutics, S.L.	Grifols Innovation and New Technologies Ltd	Acquisition	October	Full consolidation	51.00%	100.00%
Biotest (UK) Ltd.	Grifols UK Ltd.	Acquisition	June	Full consolidation	100.00%	100.00%
Biomat Holdings, LLC	Grifols Bio North America LLC	Incorporation	July	Full consolidation	100.00%	100.00%
Grifols Plasma Canada - Ontario Inc	Grifols Canada Plasma II Inc.	Incorporation	April	Full consolidation	100.00%	100.00%
(1)	Percentage corresponding to the direct and indirect stake of the next higher parent company in the subsidiary.
ii)	Decrease in ownership interests in subsidiaries, joint arrangements and/or investments in associates or other similar transactions:

	31/12/2023
					% voting rights	% total voting rights
				Consolidation	disposed of or	in entity following
Name	Parent	Description	Date	method	derecognized	disposal (1)
Grifols Escrow Issuer, S.A.	Grifols, S.A.	Merged	January	Full consolidation	100.00%	—%
Gripdan Invest, S.L.	Grifols, S.A.	Merged	January	Full consolidation	100.00%	—%
Access Biologicals LLC	Grifols Bio Supplies, Inc.	Merged	April	Full consolidation	100.00%	—%
Chiquito Acquisition Corp.	Grifols Bio Supplies, Inc.	Merged	April	Full consolidation	100.00%	—%
Geotech LLC	Grifols Shared Services North America Inc.	Dissolved	June	Full consolidation	100.00%	—%

c)   Amendments to IFRS in 2025

As of the date of preparation of these annual financial statements, the following standards published by the IASB and the IFRS Interpretations Committee and adopted by the European Union for application in Europe came into force and, therefore, have been taken into account in the preparation of these consolidated financial statements:

Effective in 2025

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IAS 1	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	1 January 2025	1 January 2025

The application of these standards and interpretations has had no significant impact on these consolidated financial statements.

Standards issued but not effective at 31 December 2025

At the date these consolidated financial statements were authorized for issue, the following IFRS and amendments have been published by the IASB but their application is not mandatory until the future periods indicated below:

Mandatory application for annual periods
beginning on or after:
Standards		EU effective date	IASB effective date
IFRS 9 / IFRS 7	Amendments to the Classification and Measurement of Financial Instruments	1 January 2026	1 January 2026

IFRS 9 / IFRS 7	Contracts referencing Nature-dependent Electricity	1 January 2026	1 January 2026
	Annual Improvements Volume 11	1 January 2026	1 January 2026

IFRS 18	Presentation and Disclosure in Financial Statements	1 January 2027	1 January 2027

IFRS 19	Subsidiaries without Public Accountability: Disclosures	Pending	1 January 2027

IFRS 19	without Public Accountability:	Pending	1 January 2027

IAS 21	Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Translation to a Hyperinflationary Presentation Currency	Pending	1 January 2027

The Group has not applied any of these standards or interpretations in advance of their effective date.

Management is currently assessing the potential impacts that the adoption of these standards and amendments may have on the consolidated financial statements upon initial application. In particular, the adoption of IFRS 18 — which will replace IAS 1 and will be applicable for annual periods beginning on or after January 1, 2027, with retrospective application unless specific transitional provisions are established — is expected to introduce significant changes in presentation and disclosures, with a primary focus on the Consolidated Statement of Profit and Loss. Specifically, the standard:

(i)defines a structured layout for the statement of profit or loss aimed at enhancing comparability and transparency across entities by classifying income and expenses into five categories (operating, investing, financing, income taxes and discontinued operations) and requiring the presentation of defined subtotals, including operating profit (or loss);
(ii)introduces disclosure requirements for certain management‑defined performance measures when used to publicly communicate the Group’s financial and operational performance; and
(iii) reinforces the importance of appropriate aggregation and disaggregation of financial information to ensure that disclosures are relevant, useful and transparent for users of the financial statements. IFRS 18 does not affect the recognition or measurement of assets, liabilities, income or expenses; however, it will affect the presentation of certain subtotals in the statement of profit or loss — particularly operating profit — due to the new structure required by the standard, as well as the presentation and reconciliation of certain performance measures used by Management. The Group is currently evaluating the potential impacts of this standard, including the assessment of implications for processes, systems and controls associated with the preparation of financial information, with particular focus on:
●	definition and composition of operating profit under the new structure;
●	reclassification of certain items across categories (operating / investing / financing), where applicable;
●	new disclosure requirements relating to management‑defined performance measures and their reconciliations to IFRS‑defined subtotals; and
●	effects on the presentation of comparative information due to the retrospective application of the standard.

Regarding the remaining standards and interpretations effective in 2026 and 2027, no significant impacts on the consolidated financial statements are expected.

d)   Changes in accounting criteria and corrections of error

In the consolidated financial statements for fiscal year 2024, the Group applied certain error corrections related to the accounting classification of the joint operation Biotek America LLC and the initial treatment of the investment in Shanghai RAAS Blood Products Co. Ltd. These corrections affected the comparative figures for fiscal years 2022 and 2023 and were described in detail in the notes to the 2024 financial statements. The present consolidated financial statements for 2025 already fully incorporate these adjustments, and no additional errors or changes in accounting policies have been identified during the year.

Detailed information regarding the nature and impact of these adjustments is available in the consolidated annual statements for fiscal year 2024.

With respect to Biotek America LLC, it was concluded that the arrangement should have been treated as a joint operation from its inception, which required the proportional recognition of the corresponding assets, liabilities, and results. The correction resulted in the recognition, as of December 31, 2023, of the joint operation’s assets and liabilities amounting to Euro 151 million and Euro 191 million, respectively, and in the recognition of a negative adjustment to reserves of 40 million euros, net of translation differences, corresponding to accumulated losses for fiscal years 2021 and 2022. It also resulted in a reduction in the profit attributable to the parent company of Euro 23 million in 2022 and Euro 17 million in 2023.

As regards Shanghai RAAS, it was identified that, in the initial recognition of the investment in 2020, the amount corresponding to the indirect interest in Grifols Diagnostic Solutions, Inc. should have been excluded. In accordance with the applicable accounting policy, this amount should have been recorded against the investment in SRAAS rather than against reserves. The correction resulted in a reduction in the carrying amount of the investment and in consolidated reserves totaling Euro 457 million, with no impact on the income statement of the affected fiscal years.